Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes
The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
Current:
Federal	$28,581	$26,284	$15,201
State	5,060	4,910	2,436
Foreign	2,181	1,204	2,726
	35,822	32,398	20,363
Deferred:
Federal & State	15,991	4,244	6,358
Foreign	(256)	(84)	(579)
	15,735	4,160	5,779
	$51,557	$36,558	$26,142

Income (Loss) before Income Tax Provision
Income from continuing operations before income taxes consists of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
United States	$122,496	$82,970	$56,450
Foreign	2,556	4,728	3,155
	$125,052	$87,698	$59,605

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets (liabilities) are as follows (in thousands):

	December 31, 2014	December 31, 2013
Deferred income tax assets (liabilities):
Current:
Allowance for doubtful accounts	$2,027	$1,716
Employee related accruals	7,240	6,442
State taxes	473	555
Workers’ compensation and medical malpractice loss reserves	4,068	4,767
Other	5,259	4,050
	19,067	17,530
Non-current:
Intangibles	(59,226)	(49,763)
Depreciation expense	(13,405)	(6,574)
Stock-based compensation	3,022	3,761
Net operating loss carryforwards	1,260	1,612
Other	1,554	1,869
	(66,795)	(49,095)
Valuation allowance	(1,114)	(1,511)
Total non-current	(67,909)	(50,606)
Total net deferred income tax liability	$(48,842)	$(33,076)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the amount computed by applying the U.S. federal statutory tax rate of 35.0 percent to income before income taxes and the income tax provision is as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Income tax provision at the statutory rate	$43,768	$30,694	$20,862
State income taxes, net of federal benefit	4,674	3,807	2,357
Disallowed meals and entertainment expenses	1,608	1,592	1,681
Other	1,507	465	1,242
	$51,557	$36,558	$26,142

Schedule of Unrecognized Tax Benefits Roll Forward
The following is a reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2014	2013	2012
Unrecognized Tax Benefit beginning of year	$979	$376	$251
Gross increases - tax positions in prior year	126	1,240	159
Gross decreases - tax positions in prior year	—	(177)	(34)
Lapse of the statute of limitations	(131)	—	—
Discontinued Operations	(126)	(460)	—
Unrecognized Tax Benefit end of year	$848	$979	$376